Notes to consolidated statement of profit and loss and other comprehensive income - Research and development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes to consolidated statement of profit and loss and other comprehensive income
Personnel expenses	€ 16,473	€ 9,844	€ 6,665
External research and development expenses	27,893	17,562	11,653
Materials and consumables	1,562	1,180	1,050
Depreciation and amortisation	446	335	196
Other expenses	5,366	2,636	1,071
Research and development expenses	€ 51,740	€ 31,557	€ 20,635